American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
March 31, 2022

Disciplined Core Value - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.9%
Boeing Co.(1)	116,077	22,228,746
General Dynamics Corp.	50,748	12,239,403
Huntington Ingalls Industries, Inc.	112,001	22,337,479
		56,805,628
Air Freight and Logistics — 1.0%
FedEx Corp.	119,518	27,655,270
Auto Components — 0.2%
BorgWarner, Inc.	120,741	4,696,825
Banks — 8.4%
Bank of America Corp.	1,139,409	46,966,439
Bank of Nova Scotia	119,677	8,577,418
Canadian Imperial Bank of Commerce	169,910	20,624,599
Comerica, Inc.	171,256	15,486,680
JPMorgan Chase & Co.	375,734	51,220,059
KeyCorp	775,726	17,360,748
Popular, Inc.	158,420	12,949,251
Regions Financial Corp.	535,510	11,920,452
Royal Bank of Canada	193,393	21,292,335
Synovus Financial Corp.	219,686	10,764,614
Wells Fargo & Co.	556,665	26,975,986
		244,138,581
Biotechnology — 3.5%
AbbVie, Inc.	367,931	59,645,295
Amgen, Inc.	57,406	13,881,919
Biogen, Inc.(1)	57,418	12,092,231
Exelixis, Inc.(1)	437,014	9,907,107
Regeneron Pharmaceuticals, Inc.(1)	10,636	7,428,395
		102,954,947
Building Products — 0.5%
Builders FirstSource, Inc.(1)	57,271	3,696,270
Owens Corning	110,212	10,084,398
		13,780,668
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	104,086	14,670,922
Cboe Global Markets, Inc.	45,237	5,176,018
Janus Henderson Group PLC	182,818	6,402,286
Jefferies Financial Group, Inc.	361,229	11,866,373
Morgan Stanley	232,060	20,282,044
Virtu Financial, Inc., Class A	689,156	25,650,386
		84,048,029
Chemicals — 1.8%
CF Industries Holdings, Inc.	179,138	18,461,962
Eastman Chemical Co.	70,482	7,898,213
Mosaic Co.	107,616	7,156,464
Olin Corp.	272,114	14,226,120
Tronox Holdings PLC, Class A	262,212	5,189,176
		52,931,935

Commercial Services and Supplies — 0.9%
Waste Management, Inc.	163,080	25,848,180
Communications Equipment — 0.5%
Juniper Networks, Inc.	197,069	7,323,084
Lumentum Holdings, Inc.(1)	84,644	8,261,254
		15,584,338
Construction and Engineering — 1.7%
Dycom Industries, Inc.(1)	63,308	6,030,720
EMCOR Group, Inc.	150,272	16,925,135
MasTec, Inc.(1)	143,197	12,472,459
Quanta Services, Inc.	114,131	15,020,781
		50,449,095
Containers and Packaging — 0.3%
WestRock Co.	200,695	9,438,686
Distributors — 0.2%
LKQ Corp.	128,116	5,817,748
Diversified Consumer Services — 0.2%
H&R Block, Inc.	274,506	7,148,136
Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(1)	265,731	93,779,127
Diversified Telecommunication Services — 1.0%
Lumen Technologies, Inc.	2,195,921	24,748,029
TELUS Corp.	171,962	4,495,087
		29,243,116
Electric Utilities — 0.3%
NRG Energy, Inc.	254,768	9,772,900
Electrical Equipment — 0.8%
Acuity Brands, Inc.	45,603	8,632,648
Atkore, Inc.(1)	85,165	8,383,643
GrafTech International Ltd.	530,313	5,101,611
		22,117,902
Entertainment — 0.3%
Nintendo Co. Ltd.	17,500	8,833,333
Equity Real Estate Investment Trusts (REITs) — 1.8%
Host Hotels & Resorts, Inc.	645,649	12,544,960
Prologis, Inc.	129,046	20,838,348
Weyerhaeuser Co.	518,941	19,667,864
		53,051,172
Food and Staples Retailing — 4.2%
Albertsons Cos., Inc., Class A	570,784	18,978,568
Costco Wholesale Corp.	40,861	23,529,807
Kroger Co.	708,796	40,663,626
Sprouts Farmers Market, Inc.(1)	499,896	15,986,674
Walmart, Inc.	165,655	24,669,343
		123,828,018
Food Products — 3.5%
Archer-Daniels-Midland Co.	699,734	63,157,991
Ingredion, Inc.	123,247	10,740,976
Tyson Foods, Inc., Class A	307,468	27,558,357
		101,457,324
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	207,482	24,557,570
Hologic, Inc.(1)	322,389	24,765,923
		49,323,493

Health Care Providers and Services — 10.0%
AMN Healthcare Services, Inc.(1)	85,872	8,959,026
Anthem, Inc.	72,178	35,455,277
Centene Corp.(1)	247,530	20,839,551
Cigna Corp.	91,160	21,842,848
CVS Health Corp.	342,847	34,699,545
Henry Schein, Inc.(1)	200,400	17,472,876
Humana, Inc.	23,968	10,430,155
Laboratory Corp. of America Holdings(1)	21,315	5,619,913
McKesson Corp.	258,740	79,208,076
Quest Diagnostics, Inc.	98,468	13,476,330
UnitedHealth Group, Inc.	88,185	44,971,704
		292,975,301
Hotels, Restaurants and Leisure — 0.9%
Boyd Gaming Corp.	207,238	13,632,116
Choice Hotels International, Inc.	79,841	11,318,260
		24,950,376
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	348,595	8,104,834
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	52,693	10,253,004
Insurance — 3.2%
Aflac, Inc.	92,000	5,923,880
Allstate Corp.	145,912	20,210,271
Everest Re Group Ltd.	81,688	24,619,129
Marsh & McLennan Cos., Inc.	44,291	7,548,072
Progressive Corp.	316,345	36,060,167
		94,361,519
Interactive Media and Services — 2.0%
Alphabet, Inc., Class A(1)	9,078	25,249,095
Alphabet, Inc., Class C(1)	8,799	24,575,519
Ziff Davis, Inc.(1)	99,137	9,594,479
		59,419,093
IT Services — 3.2%
Accenture PLC, Class A	57,005	19,223,796
Akamai Technologies, Inc.(1)	130,038	15,525,237
Amdocs Ltd.	107,665	8,851,139
Cognizant Technology Solutions Corp., Class A	450,040	40,355,087
Fidelity National Information Services, Inc.	92,966	9,335,646
		93,290,905
Life Sciences Tools and Services — 0.6%
PerkinElmer, Inc.	103,811	18,110,867
Machinery — 3.4%
AGCO Corp.	300,302	43,853,101
CNH Industrial NV	816,168	12,944,425
Cummins, Inc.	72,884	14,949,237
Oshkosh Corp.	144,439	14,537,785
Snap-on, Inc.	64,980	13,352,091
		99,636,639
Media — 1.2%
Comcast Corp., Class A	323,363	15,139,856
Interpublic Group of Cos., Inc.	236,721	8,391,759
Omnicom Group, Inc.	123,410	10,475,041
		34,006,656

Metals and Mining — 2.7%
Alcoa Corp.	190,682	17,167,100
Cleveland-Cliffs, Inc.(1)	316,447	10,192,758
Freeport-McMoRan, Inc.	212,674	10,578,405
Nucor Corp.	162,090	24,094,679
Royal Gold, Inc.	52,131	7,365,068
Steel Dynamics, Inc.	109,845	9,164,368
		78,562,378
Multi-Utilities — 1.8%
Brookfield Infrastructure Partners LP	777,122	51,468,790
Multiline Retail — 1.3%
Dillard's, Inc., Class A	35,306	9,475,777
Target Corp.	127,788	27,119,170
		36,594,947
Oil, Gas and Consumable Fuels — 9.1%
Antero Midstream Corp.	788,887	8,575,202
APA Corp.	589,946	24,382,468
Cheniere Energy, Inc.	109,584	15,193,822
Chevron Corp.	329,025	53,575,141
CNX Resources Corp.(1)	317,603	6,580,734
Devon Energy Corp.	345,938	20,455,314
Diamondback Energy, Inc.	109,215	14,971,192
Enviva, Inc.	134,757	10,666,016
EQT Corp.	315,798	10,866,609
Equinor ASA, ADR	223,122	8,369,306
Exxon Mobil Corp.	330,639	27,307,475
MPLX LP	396,276	13,148,438
Ovintiv, Inc.	432,214	23,369,811
Phillips 66	84,711	7,318,183
Targa Resources Corp.	276,531	20,869,795
		265,649,506
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	116,330	7,226,420
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	369,674	26,997,292
Jazz Pharmaceuticals PLC(1)	106,630	16,599,092
Johnson & Johnson	283,061	50,166,901
Merck & Co., Inc.	225,761	18,523,690
Organon & Co.	154,159	5,384,774
Pfizer, Inc.	498,068	25,784,980
Roche Holding AG	50,515	19,986,851
		163,443,580
Professional Services — 2.8%
CACI International, Inc., Class A(1)	131,670	39,666,904
Jacobs Engineering Group, Inc.	130,006	17,916,127
KBR, Inc.	328,214	17,963,152
Science Applications International Corp.	50,601	4,663,894
		80,210,077
Real Estate Management and Development — 0.6%
CBRE Group, Inc., Class A(1)	99,742	9,128,388
Jones Lang LaSalle, Inc.(1)	35,527	8,507,295
		17,635,683
Road and Rail — 1.8%
ArcBest Corp.	56,630	4,558,715
Knight-Swift Transportation Holdings, Inc.	92,866	4,686,018

Ryder System, Inc.	180,875	14,348,814
Schneider National, Inc., Class B	229,811	5,860,181
Union Pacific Corp.	82,207	22,459,774
		51,913,502
Semiconductors and Semiconductor Equipment — 2.3%
Cirrus Logic, Inc.(1)	139,218	11,804,294
GLOBALFOUNDRIES, Inc.(1)	64,592	4,031,833
Intel Corp.	161,797	8,018,659
NXP Semiconductors NV	72,765	13,467,346
Qorvo, Inc.(1)	57,455	7,130,165
Synaptics, Inc.(1)	26,499	5,286,551
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,738	17,279,844
		67,018,692
Software — 1.7%
Microsoft Corp.	46,105	14,214,633
Oracle Corp. (New York)	226,680	18,753,236
Palo Alto Networks, Inc.(1)	9,627	5,992,904
Teradata Corp.(1)	86,242	4,250,868
VMware, Inc., Class A	67,739	7,713,440
		50,925,081
Specialty Retail — 1.4%
AutoNation, Inc.(1)	180,905	18,014,520
Dick's Sporting Goods, Inc.	110,407	11,042,908
Penske Automotive Group, Inc.	113,483	10,635,627
		39,693,055
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	114,987	20,077,880
Dell Technologies, Inc., Class C(1)	279,414	14,023,788
Hewlett Packard Enterprise Co.	1,032,832	17,258,623
		51,360,291
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc.	442,227	6,584,760
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC, ADR	523,986	8,708,647
TOTAL COMMON STOCKS (Cost $2,577,317,720)		2,904,809,054
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,658,915	2,658,915
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $846,045) in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $829,305)		829,299
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $8,458,900) at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $8,293,058)		8,293,000
		9,122,299
TOTAL SHORT-TERM INVESTMENTS (Cost $11,781,214)		11,781,214
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,589,098,934)		2,916,590,268
OTHER ASSETS AND LIABILITIES†		176,462
TOTAL NET ASSETS — 100.0%		$2,916,766,730

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,825,494,518	79,314,536	—
Short-Term Investments	2,658,915	9,122,299	—
	2,828,153,433	88,436,835	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.